Employee Retirement and Other Benefits - Assumptions Used to Determine Benefit Obligation and Expense (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31:
Discount rate -ongoing benefits	4.69%	3.98%	4.84%
Rate of compensation increase	3.09%	3.09%	3.77%
Weighted-Average Assumptions Used to Determine Periodic Costs:
Discount rate -ongoing benefits	3.98%	4.84%	5.33%
Expected return on plan assets	7.41%	7.41%	7.41%
Rate of compensation increase	3.09%	3.77%	3.77%
OPEB [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31:
Discount rate -ongoing benefits	4.87%	4.07%	4.93%
Rate of compensation increase	2.84%	2.70%	2.70%
Weighted-Average Assumptions Used to Determine Periodic Costs:
Discount rate -ongoing benefits	4.07%	4.93%	5.57%
Rate of compensation increase	2.84%	2.70%	2.70%